Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Summary Of The Components Of Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss)

	MCBC shareholders
	Foreign currency translation adjustments	Gain (loss) on derivative instruments	Pension and Postretirement Benefits adjustments	Equity Method Investments	Accumulated other comprehensive income (loss)	Noncontrolling interest
	(In millions)
As of December 28, 2008	$170.1	$35.3	$(365.6)	$(211.2)	$(371.4)	$(25.4)
Foreign currency translation adjustments	468.3	—	—	—	468.3	—
Unrealized gain (loss) on derivative instruments	—	(42.3)	—	—	(42.3)	—
Reclassification adjustment on derivative instruments	—	(15.7)	—	—	(15.7)	—
Pension and other postretirement benefit adjustments	—	—	(360.3)	—	(360.3)	—
Contribution to MillerCoors	—	—	—	143.8	143.8	—
Ownership share of MillerCoors, other comprehensive income (loss)	—	—	—	(32.2)	(32.2)	—
Pension and other postretirement benefit adjustments related to BRI deconsolidation	—	—	33.3	—	33.3	36.5
Tax benefit (expense)	146.4	18.7	87.0	(54.9)	197.2	(11.1)
As of December 26, 2009	$784.8	$(4.0)	$(605.6)	$(154.5)	$20.7	$—
Foreign currency translation adjustments	53.8	—	—	—	53.8	—
Unrealized gain (loss) on derivative instruments	—	(18.6)	—	—	(18.6)	—
Reclassification adjustment on derivative instruments	—	7.1	—	—	7.1	—
Pension and other postretirement benefit adjustments	—	—	147.5	—	147.5	—
Ownership share of MillerCoors, other comprehensive loss	—	—	—	(52.8)	(52.8)	—
Ownership share of other unconsolidated subsidiaries' other comprehensive income (loss)	—	—	—	(39.2)	(39.2)	—
Tax benefit (expense)	67.7	3.9	(39.3)	20.3	52.6	—
As of December 25, 2010	$906.3	$(11.6)	$(497.4)	$(226.2)	$171.1	$—
Foreign currency translation adjustments	(49.6)	—	—	—	(49.6)	—
Unrealized gain (loss) on derivative instruments	—	(2.0)	—	—	(2.0)	—
Reclassification adjustment on derivative instruments	—	14.9	—	—	14.9	—
Pension and other postretirement benefit adjustments	—	—	(242.0)	—	(242.0)	—
Ownership share of MillerCoors, other comprehensive loss	—	—	—	(103.4)	(103.4)	—
Ownership share of other unconsolidated subsidiaries' other comprehensive income (loss)	—	—	—	(2.8)	(2.8)	—
Tax benefit (expense)	(18.1)	0.4	62.6	39.2	84.1	—
As of December 31, 2011	$838.6	$1.7	$(676.8)	$(293.2)	$(129.7)	$—